Other disclosures - Forborne Loans Roll Forward (Details) - Credit risk - Forborne loan portfolio € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Changes in the portfolio
Beginning balance	€ 20,997
Refinancing and restructuring of the period	10,543
Memorandum item: Impact recorded in the income statement for the period	1,078
Debt repayment	(2,659)
Foreclosure	(161)
Derecognized from the consolidated balance sheet	(537)
Other changes	(436)
Balance at end of year	€ 27,747